Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
6. Inventories:

	December 31,
	2022	2021
Purchased parts and materials	$61,213	$62,896
Work-in-progress	2,423	3,681
Finished goods	17,999	16,551
	$81,635	$83,128

During the year ended December 31, 2022, the Company recorded write-downs to net realizable value of $722 (year ended December 31, 2021 - $914).